FINANCIAL RISK MANAGEMENT FINANCIAL RISK MANAGEMENT - Capital Structure (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments [Abstract]
Corporate borrowings	$ 2,475	$ 1,993
Non-recourse borrowings	18,544	13,113
Subsidiary and corporate borrowings	21,019	15,106
Preferred shares	20	20
Cash and cash equivalents	(969)	(713)
Net debt	20,070	14,413
Total partnership capital	22,177	14,668	$ 13,474	$ 9,644
Total capital and net debt	$ 42,247	$ 29,081
Net debt to capitalization ratio	48.00%	50.00%